Provisions - Schedule of Provisions (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Post-retirement benefits	$ 113
Post-retirement Benefits [Member]
Statement Line Items [Line Items]
Expected annual discount rate	4.86%	6.80%
Expected annual salary rate increase	3.75%	3.75%
Minimum wage increase rate	5.31%	5.31%
Life of mine	4 years
Termination benefits	$ 453
Post-retirement benefits	$ 340
Rehabilitation Provision [Member]
Statement Line Items [Line Items]
Expected annual discount rate	4.73%	4.40%
Life of mine	4 years
Undiscounted amount of obligations	$ 1,746
Rehabilitation Provision [Member] | Platosa Mine [Member]
Statement Line Items [Line Items]
Undiscounted amount of obligations	892
Rehabilitation Provision [Member] | Miguel Auza [Member]
Statement Line Items [Line Items]
Undiscounted amount of obligations	$ 854